LONG-TERM INVESTMENTS, NET (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Equity investments without readily determinable fair values
Impairment balance of equity investments without readily determinable fair values			¥ 35,000		¥ 37,000
Total equity investments without readily determinable fair values, net			44,380		52,380
Equity method investments
Equity method investment			15,271		15,393
Impairment of equity method investments			524		524
Total equity method investments, net			15,271		15,393
Available-for-sale investment	[1]		15,000		15,000
Impairment of available-for-sale investments		¥ (15,000)	(15,000)
Total available-for-sale investment, net			0		0
Total long-term investments, net			59,651	$ 9,735	67,773
A company providing mechanic training
Equity investments without readily determinable fair values
Equity investments without readily determinable fair values	[2]		12,000		12,000
A company providing intelligent robot products
Equity investments without readily determinable fair values
Equity investments without readily determinable fair values	[3]		24,000		24,000
Impairment balance of equity investments without readily determinable fair values			24,000		24,000
A company providing information sharing IT platform
Equity investments without readily determinable fair values
Equity investments without readily determinable fair values	[4]		22,500		22,500
Other equity investments without readily determinable fair values
Equity investments without readily determinable fair values
Equity investments without readily determinable fair values	[5]		20,880		30,880
Impairment balance of equity investments without readily determinable fair values			11,000		13,000
Companies providing hockey program management
Equity method investments
Equity method investment	[6]		2,105		2,223
Total equity method investments, net	[6]		2,105		2,223
A company providing Internet product solutions
Equity method investments
Equity method investment			13,690		13,694
Total equity method investments, net			¥ 13,690		¥ 13,694

[1]	In October 2016, the Company paid RMB10,000 in cash to acquire 13.9% equity interest in a private company, which provides employment course trainings and recruitment services. As it was found that the investee provided overstated financial statements to the new investors during the private placement in 2017 and lost in a lawsuit sued by one of the shareholders. Accordingly, the Company determined it to be fully impaired in 2017. The Company recognized no impairment loss for the years ended December 31, 2018 and 2019, respectively, and with an impairment balance of RMB 15,000
[2]	In October 2015, the Company paid RMB12,000 in cash to acquire 2.86% of the total equity interest in an education company, which provides training for senior mechanic in vehicle maintenance and repair. No impairment loss was recognized as of December 31, 2018 and 2019, and for the years then ended.
[3]	In May 2017, the Company paid RMB24,000 in cash to acquire 6% of the total equity interest in a company, which provides intelligent robot product. Based on the fact that the business conditions of this investee deteriorated, the Company recognized impairment loss of RMB24,000 and nil for the years ended December 31, 2018 and 2019, respectively, and with an impairment balance of RMB 24,000 as of December 31, 2018 and 2019, respectively.
[4]	In July 2017, the Company paid RMB22,500 in cash to acquire 15% of the total equity interest in a company, which provides an information sharing IT platform. No impairment loss was recognized as of December 31, 2018 and 2019, and for the years then ended.
[5]	During the years ended December 31, 2018 and 2019, the Company acquired minority equity interest in several third-party companies.The Company recognized impairment loss of RMB11,000 and RMB2,000 for the years ended December 31, 2018 and 2019, respectively, and with an impairment balance of RMB11,000 and RMB13,000 as of December 31, 2018 and 2019, respectively.
[6]	In January 2018, the Company paid RMB14,000 in cash to acquire 20% of equity interest of a company which provides IT consulting services and programming account for the investment using equity method. No impairment loss was recognized as of December 31, 2018 and 2019, and for the years then ended.